AMORTIZING INTANGIBLE ASSETS - Estimated Aggregate Annual Amortization Expected to be Recognized (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 23,926	$ 31,901
2021	28,209	28,209
2022	25,142	25,142
2023	25,088	25,088
2024	$ 14,917	$ 14,917